Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
Summary of repurchase agreements

A summary of securities sold under agreements to repurchase, interest rates, approximate average amounts outstanding and their approximate weighted average rates at December 31, 2012, 2011 and 2010 is as follows:

SUMMARY OF REPURCHASE AGREEMENTS

At or for the Years Ended December 31,	2012	2011	2010
FHLBNY repurchase agreements outstanding at year end	$—	$15,000	$15,000
Weighted average interest rate at year end	—%	4.84%	4.84%
Approximate average amount outstanding during the year	$18,333	$15,000	$15,000
Approximate weighted average rate during the year	2.30%	4.91%	4.91%

Repurchase agreements with customers outstanding at year end	$1,968	$5,668	$6,307
Weighted average interest rate at year end	0.17%	0.08%	0.21%
Approximate average amount outstanding during the year	$4,859	$6,659	$15,243
Approximate weighted average rate during the year	0.15%	0.10%	0.19%

Summary of maximum month end repurchase agreements

The maximum month end amount of securities sold under agreements to repurchase for the years ended December 31, 2012 and 2011 is as follows:

SUMMARY OF MAXIMUM MONTH END REPURCHASE AGREEMENTS

December 31,	2012	2011
FHLBNY repurchase agreements	$45,000	$15,000
Repurchase agreements with customers	$7,278	$8,249